Fair Value Measurements (Details 1) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of fair value measurements by using significant unobservable inputs
Opening balance	$ 1,333	$ 3,088
Increase in contingent consideration due to acquisitions	124
Payment of contingent consideration	(974)	(2,109)
Increase in fair value of contingent consideration	210	1,587
Decrease in fair value of contingent consideration	248	(1,287)
Decrease in liability against other receivables		(118)
Amortization of interest and exchange rate	(31)	172
Closing balance	$ 414	$ 1,333